Preferred Stock and Stockholders’ Deficit (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 TradingDays $ / shares shares	Dec. 31, 2021 TradingDays $ / shares shares	Dec. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized	325,000,000	325,000,000	325,000,000
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding	234,953,286	234,953,286	0
Common stock, shares issued	234,953,286	234,953,286	0
Common stock, voting rights	These shares have one vote per share	These shares have one vote per share
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000	1,000	1,000
Preferred stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, stated value | $ / shares	$ 10	$ 10
Preferred stock, shares outstanding	1,000	1,000	0
Preferred stock, shares issued	1,000	1,000	0
Preferred stock, voting right	Series A Preferred Stock shall have the number of votes, in the aggregate, equal to 51% of all votes entitled to be voted at any stockholder meeting. These shares have no rights to receive dividends and liquidation rights are equal to the stated value per share.	Series A Preferred Stock shall have the number of votes, in the aggregate, equal to 51% of all votes entitled to be voted at any stockholder meeting. These shares have no rights to receive dividends and liquidation rights are equal to the stated value per share.
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, stated value | $ / shares	$ 1,000	$ 1,000
Preferred stock, voting right	These shares have no voting rights, dividends on these shares shall accrue at the rate of 5% of the stated value per share and liquidation rights are equal to the stated value per share	These shares have no voting rights, dividends on these shares shall accrue at the rate of 5% of the stated value per share and liquidation rights are equal to the stated value per share
Temporary equity, shares authorized	25,000	25,000	25,000
Temporary equity, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares issued	14,950	14,950	0
Preferred stock, conversion price percentage	0.90	0.90
Debt instrument trading days | TradingDays	10	10
Debt conversion rate percentage	4.99%	4.99%
Temporary equity, shares outstanding	14,950	14,950	0
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, stated value | $ / shares	$ 1,000	$ 1,000
Preferred stock, voting right	These shares have no voting rights, dividends on these shares shall accrue at the rate of 10% of the stated value per share and liquidation rights are equal to the stated value per share	These shares have no voting rights, dividends on these shares shall accrue at the rate of 10% of the stated value per share and liquidation rights are equal to the stated value per share.
Temporary equity, shares authorized	2,000	2,000	2,000
Temporary equity, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares issued	225	200	0
Preferred stock, conversion price percentage	0.90	0.90
Debt instrument trading days | TradingDays	10	10
Debt conversion rate percentage	4.99%	4.99%
Temporary equity, shares outstanding	225	200	0